Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Sales	$ 1,075,476	$ 489,849
Cost of Sales	408,918	212,458
Inventory Obsolescence Write-Downs	725,718
Gross Profit/(Loss)	(59,160)	277,391
Operating Expenses
General and Administrative	2,142,984	2,588,163
Advertising and Marketing	1,340,428	739,145
Impairment	166,000	1,024,358
Total Operating Expenses	3,649,412	4,351,666
Loss from Operations	(3,708,572)	(4,074,275)
Other (Income)/Expenses:
Interest Expense	203,496	1,090,285
Debt Inducement Expense	3,887,618
Loss on extinguishment of debt		1,560
(Gain) Loss on change in fair value of derivative liability	(11,071,250)	11,608,504
Total Other (Income)/Expenses:	(6,034,298)	12,698,789
Loss Before Reorganization Items and Income Tax Provision (Benefit)	2,325,726	(16,773,064)
Net Settlement of Disputed Consulting Fees		127,200
Net Settlement of Officers and Directors Claims		21,662
Total Reorganization Income (Expense)		148,862
Income (Loss) Before Income Tax Provision (Benefit)	2,325,726	(16,624,202)
Income Tax Provision
Net Income (Loss)	$ 2,325,726	$ (16,624,202)
Net Income (Loss) per Common Share Basic and Diluted	$ .01	$ (0.05)
Weighted Average Shares Outstanding	474,571,836	311,490,363